1997 ANNUAL REPORT


IDS
Global Bond
Fund
(prospectus enclosed)

(icon of) globe

The goal of IDS Global Bond Fund, a part of IDS Global Series, Inc., is a high total return through income and growth of capital. The Fund invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment policies, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

                       AMERICAN EXPRESS Financial Advisors

             Distributed by American Express Financial Advisors Inc.


A bounty of bonds

In today's global economy, investment opportunities don't stop at the water's edge. While bonds issued by the U.S. government and corporations once made up almost all of the bond market, today more than half of the world's debt securities are issued from outside the United States. This means expanded opportunity for investors. Global Bond Fund's aim is to take advantage of opportunities in bond markets at any time and in any place, providing investors with greater portfolio diversification.

Contents

(icon of) One book inside of another

The purpose of this annual report is to tell investors how the Fund performed.

The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

            1997 annual report

            From the chairman                              4
            From the portfolio manager                     4
            The Portfolio's ten largest holdings           6
            Making the most of the Fund                    7
            The Fund's long-term performance               8
            Independent auditors' report (Fund)            9
            Financial statements (Fund)                   10
            Notes to financial statements (Fund)          13
            Independent auditors' report (Portfolio)      19
            Financial statements (Portfolio)              20
            Notes to financial statements (Portfolio)     23
            Investments in securities                     36
            IDS mutual funds                              42
            Federal income tax information                46

            1997 prospectus

            The Fund in brief                             3p
            Goal                                          3p
            Investment policies and risks                 3p
            Structure of the Fund                         4p
            Manager and distributor                       4p
            Portfolio manager                             4p
            Alternative purchase arrangements             4p

            Sales charge and Fund expenses                5p

            Performance                                   8p
            Financial highlights                          8p
            Total returns                                10p
            Yield                                        12p

            Investment policies and risks                13p
            Facts about investments and their risks      13p
            Valuing Fund shares                          20p

            How to purchase, exchange or redeem shares   21p
            Alternative purchase arrangements            21p
            How to purchase shares                       24p
            How to exchange shares                       26p
            How to redeem shares                         26p
            Reductions and waivers of the sales charge   32p

            Special shareholder services                 37p
            Services                                     37p
            Quick telephone reference                    37p

            Distributions and taxes                      38p
            Dividend and capital gain distributions      38p
            Reinvestments                                39p
            Taxes                                        39p
            How to determine the correct TIN             42p

            How the Fund and Portfolio are organized     43p
            Shares                                       43p
            Voting rights                                43p
            Shareholder meetings                         43p
            Special considerations regarding
                  master/feeder structure                44p
            Board members and officers                   45p
            Investment manager                           47p
            Administrator and transfer agent             47p
            Distributor                                  48p

            About American Express Financial Corporation 50p
            General information                          50p

            Appendices                                   51p
            Description of corporate bond ratings        51p
            Descriptions of derivative instruments       53p

     (This annual report is not part of the prospectus.)

 To our shareholders

(picture of) William R. Pearce
Chairman of the board

(picture of) Ray Goodner
Portfolio manager

     From the chairman

     If you're an experienced investor, you know that the past few years have been unusually strong ones in many financial markets. Perhaps just as important, history shows that bull markets don't last forever. Though they're often unpredictable, declines -- whether they're brief or long-lasting, moderate or substantial -- are always a possibility. We saw evidence of that in late October, when declines in certain Asian markets spawned a sharp drop in several financial markets worldwide, including the U.S.

     That fact reinforces the need for investors to review periodically their long-term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.

     /s/ W. R. Pearce
     William R. Pearce

     From the portfolio manager

     In an up-and-down period for many worldwide bond markets, IDS Global Bond Fund ultimately posted positive results. For the November 1996 through October 1997 fiscal year, the Fund's Class A shares generated a total return (net asset value change and dividends) of 4.9%.

     The period got off to a strong start, with the U.S. bond market -- rallying strongly through the end of 1996. The ensuing months, though, brought a more difficult environment. In the U.S., periodic run-ups in long-term interest rates resulted in an overall erosion of bond prices. There were problems overseas as well; while the European and Japanese bond markets performed positively, declining currency values penalized Fund performance.

     Mid-year recovery

     Fortunately, the spring and summer were kinder to bond investors. Tame inflation reports allowed the U.S. bond market to rebound, a trend that spilled over to major foreign markets, particularly in Europe. European currency values also began firming up, which also benefited the Fund.

     The Fund also got a boost from its relatively modest holdings in emerging markets, which was the best-performing bond sector for the entire 12 months, despite a sharp decline at the end of the period stemming from economic distress in Asia. All of the Fund's investments in emerging markets remained denominated in U.S. dollars, a strategy that negates the effect of changes in the values in local currencies.

     Asset shifts

     During the year, I made a number of portfolio adjustments in response to the changing conditions. Most noteworthy were increasing the average maturity of dollar-denominated bonds following the peak in yields and an increase in European currency exposure after the dollar reached a plateau. This latter adjustment was accomplished by closing currency hedges and purchasing bonds outright.

     As we begin a new fiscal year, the worldwide fundamentals for bond investors remain largely favorable, as governments and central banks in most countries have done an admirable job of reigning in spending deficits and bringing inflation under control. These achievements, combined with the emergence of deflationary conditions in parts of Asia, should help keep investors' concerns about inflation in check. Lastly, while another year of solid economic growth in the U.S. should bolster the dollar, improving economies in Europe, along with increasing confidence in the unified European currency, should enhance investment performance outside the U.S.

     /s/ Ray Goodner
     Ray Goodner

Class A
 12-month performance
(All figures per share)

Net asset value (NAV)
Oct. 31, 1997       $6.26
Oct. 31, 1996       $6.28
Decrease            $0.02

Distributions
Nov. 1, 1996 - Oct. 31, 1997
From income         $0.28
From capital gains  $0.04
Total distributions $0.32

Total return*        +4.9%**

Class B
 12-month performance
(All figures per share)

Net asset value (NAV)
Oct. 31, 1997       $6.26
Oct. 31, 1996       $6.28
Decrease            $0.02


Distributions
Nov. 1, 1996 - Oct. 31, 1997
From income         $0.23
From capital gains  $0.04
Total distributions $0.27

Total return*        +4.1%**

Class Y
 12-month performance
(All figures per share)

Net asset value (NAV)
Oct. 31, 1997       $6.26
Oct. 31, 1996       $6.30
Decrease            $0.04

Distributions
Nov. 1, 1996 - Oct. 31, 1997
From income         $0.29
From capital gains  $0.04
Total distributions $0.33

Total return*        +5.1%**

   * The prospectus discusses the effect of sales charges, if any, on the various classes.
   **The total return is a hypothetical investment in the Fund with all distributions reinvested.

     (This annual report is not part of the prospectus.)

 The Portfolio's ten largest holdings

(icon of) pie chart
The ten holdings listed here make up 38.89% of the Portfolio's net assets

                                Percent                Value
            (of Portfolio's net assets) (as of Oct. 31, 1997)

     U.S. Treasury                 7.78%         $76,688,318
     7.50% 2001

     U.S. Treasury                 5.77           56,912,934
     7.50% 2016

     United Kingdom Treasury       4.83           47,557,603
     8.00% 2003

     Govt of Canada                4.61           45,388,295
     8.00% 2023

     Govt of Italy                 3.11           30,628,384
     8.50% 2004

     Kingdom of Denmark            3.08           30,333,768
     8.00% 2003-2006

     United Kingdom Treasury       2.79           27,470,945
     9.00% 2000

     Govt of Sweden                2.42           23,839,722
     8.00% 2007

     Govt of Spain                 2.40           23,657,888
     8.80% 2006

     Bundes Republic Deutschland   2.10           20,715,130
     7.50% 2004

     Note: Certain foreign investment risks include: changes in currency exchange rates, adverse political or economic order, and lack of similar regulatory requirements followed by U.S. companies.

     (This annual report is not part of the prospectus.)

 Making the most of the Fund

     Build your assets systematically

     One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high.

     Using this strategy does not ensure a profit or avoid a loss if the market declines, and requires that you be able to keep on investing on a regular basis, even when the price of your shares falls or the market declines. Investing in this manner can be an effective way to accumulate shares to meet your long-term goals.

How dollar-cost averaging works

Month     Amount        Per-share        Number of shares purchased
          invested      market price
Jan       $100          $20              5.00 XXXXX
Feb        100           18              5.56 XXXXXx
March      100           17              5.88 XXXXXx
April      100           15              6.67 XXXXXXx
May        100           16              6.25 XXXXXXx
June       100           18              5.56 XXXXXx
July       100           17              5.88 XXXXXx
Aug        100           19              5.26 XXXXXx
Sept       100           21              4.76 XXXXx
Oct        100           20              5.00 XXXXX

(footnote to table) By investing an equal number of dollars each month....

(arrow in table  pointing to April) you  automatically  buy more shares when the per share market price is low....

(arrow pointing to Sept) and fewer shares when the per share market price is high.

     You have paid an average price of only $17.91 per share over the 10 months, while the average market price actually was $18.10.

     (This annual report is not part of the prospectus.)

 The Fund's long-term performance

     Three ways to benefit from a mutual fund:
   o your shares increase in value when the Fund's investments do well
   o you receive capital gains when the gains on investments sold by the Fund exceed losses
   o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

     All three make up your total return and you potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

How your $10,000 has grown in IDS Global Bond Fund

                         SB Global
                        Govt. Bond
                   Composite Index

                                                              $21,798
                                                          Global Bond
                                                                 Fund
                              Lipper Global Income            Class A
$9,500                                  Fund Index

4/1/89    '89    '90    '91    '92    '93    '94    '95    '96    '97

 Average annual total return
 (as of Oct. 31, 1997)
                     1 year      5 years      Since inception*
     Class A*        -0.34%       +7.06%       +9.48%
     Class B**       +0.14%          --%       +7.81%
     Class Y**       +5.06%          --%       +9.40%
*    Inception date was March 20, 1989.
**   Inception date was March 20, 1995.

     Assumes:
     oHolding period from 4/1/89 to 10/31/97.
     oReturns do not reflect taxes payable on distributions.
     oReinvestment of all income and capital gain distributions for the Fund, with a value of $9,939. Also see "Performance" in the Fund's current prospectus.

     Salomon Brothers Global government Bond Composite Index, an unmanaged index, includes all Government bond markets tracked by Salomon Brothers. The index is a general measure of government bond performance. Performance is expressed in the U.S. dollar as well as the currencies of governments making up the index. The bonds included in the index may not be in Global Bond Fund.

     Lipper Global Income Fund Index, an unmanaged index published by Lipper Analytical Services, Inc., includes 30 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

     On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, Salomon Brothers Global Government Bond Composite Index and the Lipper Global Income Fund Index. In comparing Global Bond Fund to the two indexes, you should take account of the fact that the Fund's performance reflects the maximum sales charge of 5%, while no such charges are reflected in the performance of the index. If you were actually to buy either individual bonds or bond mutual funds, any sales charges that you pay would reduce your total return as well.

     Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the applicable sales charge, up to a maximum of 5%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

     (This annual report is not part of the prospectus.)

The financial statements contained in Post-Effective Amendment #28 to Registration statement No. 33-25824 filed on or about Dec. 24, 1997, are incorporated herein by reference.

IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

(icon of) world with countries

IDS Global Growth Fund

Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) scale of globes

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

(icon of) cart of precious gems

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the investment manager, than the Standard & Poor's Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

(This annual report is not part of the prospectus.)

IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) trees

IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

Growth & income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made.

IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) gyroscope

IDS Stock Fund

Invests in a Portfolio comprised primarily of common stock of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) light bulb

IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) two puzzle pieces

IDS Mutual

Invests in a Portfolio which seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

(This annual report is not part of the prospectus.)

IDS mutual funds

Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth. Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly of long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) two coins

IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) Greek column

IDS Selective Fund

Invests in a Portfolio comprised primarily of high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) shield with eagle head

Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes. Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

(icon of) shield with star

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

(icon of) shield with tree enclosed

(This annual report is not part of the prospectus.)

Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund

Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

For more complete information about any of these funds, including charges and expenses, you can obtain a prospectus by contacting your financial advisor or writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534. Read it carefully before you invest or send money.

(This annual report is not part of the prospectus.)

Federal income tax information

IDS Global Bond Fund

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. Some of the dividends listed below were reported to you on a Form 1099-DIV, Dividends and Distributions, last January. Dividends paid to you since the end of last year will be reported to you on a tax statement sent next January. Shareholders should consult a tax advisor on how to report distributions for state and local purposes.

     IDS Global Bond Fund
     Fiscal year ended Oct. 31, 1997

     Class A
     Income distribution
     taxable as dividend income, none qualifying for deduction by corporations.

     Payable date                                  Per share
     Dec. 27, 1996                                  $0.08697
     March 27, 1997                                  0.08225
     June 27, 1997                                   0.04318
     Sept. 26, 1997                                  0.06918
     Total                                          $0.28158

     Capital gain distribution
     taxable for long-term captial gain.
     Payable date                                  Per share
     Dec. 27, 1996                                  $0.04043
     Total distributions                            $0.32201

      The distribution of $0.12740 per share, payable Dec. 27, 1996, consisted of $0.08619 derived from net investment income, $0.00078 from net short-term capital gains (a total of $0.08697 taxable as dividend income) and $0.04043 from net long-term capital gains.

(This annual report is not part of the prospectus.)

     Class B
     Income distribution
     taxable as dividend income, none qualifying for deduction by corporations.

     Payable date                                  Per share
     Dec. 27, 1996                                  $0.07496
     March 27, 1997                                  0.07071
     June 27, 1997                                   0.03151
     Sept. 26, 1997                                  0.05741
     Total                                          $0.23459

     Capital gain distribution
     taxable for long-term capital gain.
     Payable date                                  Per share
     Dec. 27, 1996                                  $0.04043
     Total distributions                            $0.27502

      The distibution of $0.11539 per share, payable Dec. 27, 1996, consisted of $0.07418 derived from net investment income, $0.00078 from net short-term captial gains (a total of $0.07496 taxable as dividend income) and $0.04043 from net long-term capital gains.

     Class Y
     Income distributions
     taxable as dividend income, none qualifying for deduction by corporations.

     Payable date                                  Per share
     Dec. 27, 1996                                  $0.08964
     March 27, 1997                                  0.08457
     June 27, 1997                                   0.04482
     Sept. 26, 1997                                  0.07098
     Total                                          $0.29001

     Capital gain distribution
     taxable for long-term capital gain.
     Payable date                                  Per share
     Dec. 27, 1996                                  $0.04043
     Total distributions                            $ .33044

      The distribution of $0.13007 per share, payable Dec. 27, 1996, consisted of $0.08886 derived from net investment income, $0.00078 from net short-term capital gains (a total of $0.08964 taxable as dividend income) and $0.04043 from net long-term capital gains.

(This annual report is not part of the prospectus.)

Quick telephone reference

American Express            Redemptions and exchanges,       National/Minnesota
Financial Advisors          dividend payments or                   800-437-3133
Telephone Transaction       reinvestments and automatic
Service                     payment arrangements           Mpls./St. Paul area:
                                                                       671-3800


TTY Service                 For the hearing impaired               800-846-4852


American Express            Automated account information          800-862-7919
Financial Advisors          (TouchTone(R) phones only),
Easy Access Line            including current fund prices
                            and performance, account values
                            and recent account transactions

AMERICAN EXPRESS Financial Advisors


IDS Global Bond Fund
IDS Tower 10
Minneapolis, MN 55440-0010

STATEMENT OF DIFFERENCES

Difference                           Description

1)  The layout is different          1)  Some of the layout in the
    throughout the annual report.        annual report to
                                         shareholders is in two
                                         columns.

2)  Headings.                        2)  The headings in the
                                         annual report are
                                         placed in a blue strip
                                         at the top of the page.

3)  There are pictures, icons        3)  Each picture, icon and
    and graphs throughout the            graph is described in
    annual report.                       parentheses.

4)  Footnotes for charts and         4)  The footnotes for each
    graphs are described at              chart or graph are typed
    the left margin.                     below the description of
                                         the chart or graph.